Income Tax Expense Related to Continuing Operations (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Current
United States	$ 273	$ 326	$ 267
International	5	42	67
Current income tax expense	278	368	334
Deferred
United States	27	(40)	23
International	41	(3)	(1)
Deferred income tax expense (benefit)	68	(43)	22
Income tax expense	$ 346	$ 325	$ 356